Risk Management - Disclosure of loans and advances at amortised cost by geography (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,491,765	£ 1,451,654
Loan loss rate	0.46%	0.46%
Impairment loss (reversal of impairment loss) recognised in profit or loss	£ 1,982	£ 1,881	£ 1,220
Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(5,532)	(6,252)
Net gains on financial instruments designated at fair value | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	16,338	16,469
Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	846,201	798,300
Total | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	851,733	804,552
Total | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (5,532)	£ (6,252)
Coverage ratio	0.60%	0.80%
Total | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 782,903	£ 727,414
Total | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	784,017	728,517
Total | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (1,114)	£ (1,103)
Coverage ratio	0.10%	0.20%
Total | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 57,114	£ 65,237
Total | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	59,126	67,807
Total | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (2,012)	£ (2,570)
Coverage ratio	3.40%	3.80%
Total | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 6,121	£ 5,649
Total | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	8,527	8,228
Total | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (2,406)	£ (2,579)
Coverage ratio	28.20%	31.30%
Total | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 63	£ 0
Total | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	63	0
Total | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Loans and advances at amortised cost, including debts securities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 414,483	£ 399,496
Loans and advances at amortised cost, including debts securities | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	419,576	405,244
Loans and advances at amortised cost, including debts securities | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (5,093)	£ (5,748)
Coverage ratio	1.20%	1.40%
Loans and advances at amortised cost, including debts securities | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 370,812	£ 353,524
Loans and advances at amortised cost, including debts securities | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	371,762	354,454
Loans and advances at amortised cost, including debts securities | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (950)	£ (930)
Coverage ratio	0.30%	0.30%
Loans and advances at amortised cost, including debts securities | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 38,636	£ 41,316
Loans and advances at amortised cost, including debts securities | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	40,398	43,599
Loans and advances at amortised cost, including debts securities | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (1,762)	£ (2,283)
Coverage ratio	4.40%	5.20%
Loans and advances at amortised cost, including debts securities | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 4,978	£ 4,656
Loans and advances at amortised cost, including debts securities | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	7,359	7,191
Loans and advances at amortised cost, including debts securities | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (2,381)	£ (2,535)
Coverage ratio	32.40%	35.30%
Loans and advances at amortised cost, including debts securities | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 57	£ 0
Loans and advances at amortised cost, including debts securities | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	57	0
Loans and advances at amortised cost, including debts securities | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Loans and advances at amortised cost, including debts securities | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 5,035	£ 4,656
Loans and advances
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	346,273	342,747
Loans and advances | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 346,273	£ 342,747
Coverage ratio	1.40%	1.60%
Loans and advances | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 253,898	£ 248,316
Loans and advances | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	92,375	94,431
Loans and advances | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	351,343	348,468
Loans and advances | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	255,938	250,326
Loans and advances | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	95,405	98,142
Loans and advances | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (5,070)	£ (5,721)
Coverage ratio	1.40%	1.60%
Loans and advances | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (2,040)	£ (2,010)
Coverage ratio	0.80%	0.80%
Loans and advances | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (3,030)	£ (3,711)
Coverage ratio	3.20%	3.80%
Loans and advances | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 306,774	£ 301,585
Loans and advances | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(938)	(919)
Loans and advances | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 305,836	£ 300,666
Coverage ratio	0.30%	0.30%
Loans and advances | Stage 1 | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 220,903	£ 214,783
Loans and advances | Stage 1 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	84,933	85,883
Loans and advances | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	306,774	301,585
Loans and advances | Stage 1 | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	221,426	215,184
Loans and advances | Stage 1 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	85,348	86,401
Loans and advances | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (938)	£ (919)
Coverage ratio	0.30%	0.30%
Loans and advances | Stage 1 | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (523)	£ (401)
Coverage ratio	0.20%	0.20%
Loans and advances | Stage 1 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (415)	£ (518)
Coverage ratio	0.50%	0.60%
Loans and advances | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 37,153	£ 39,692
Loans and advances | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,751)	(2,267)
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 35,402	£ 37,425
Coverage ratio	4.70%	5.70%
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 29,248	£ 30,276
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	6,154	7,149
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	37,153	39,692
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	30,055	31,176
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	7,098	8,516
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (1,751)	£ (2,267)
Coverage ratio	4.70%	5.70%
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (807)	£ (900)
Coverage ratio	2.70%	2.90%
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (944)	£ (1,367)
Coverage ratio	13.30%	16.10%
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 7,359	£ 7,191
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(2,381)	(2,535)
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 4,978	£ 4,656
Coverage ratio	32.40%	35.30%
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 3,690	£ 3,257
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,288	1,399
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	7,359	7,191
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	4,400	3,966
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,959	3,225
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (2,381)	£ (2,535)
Coverage ratio	32.40%	35.30%
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (710)	£ (709)
Coverage ratio	16.10%	17.90%
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (1,671)	£ (1,826)
Coverage ratio	56.50%	56.60%
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 57	£ 0
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 57	£ 0
Coverage ratio	0.00%	0.00%
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 57	£ 0
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	57	0
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	57	0
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 5,035	£ 4,656
Retail mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	168,061	171,512
Retail mortgages | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	168,248	172,095	174,286
Retail mortgages | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(187)	(583)	(516)
Retail mortgages | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 168,061	£ 171,512
Coverage ratio	0.10%	0.30%
Retail mortgages | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 166,181	£ 166,704
Retail mortgages | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,880	4,808
Retail mortgages | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	168,248	172,095
Retail mortgages | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	166,339	166,936
Retail mortgages | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,909	5,159
Retail mortgages | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(187)	(583)
Retail mortgages | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (158)	£ (232)
Coverage ratio	0.10%	0.10%
Retail mortgages | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (29)	£ (351)
Coverage ratio	1.50%	6.80%
Retail mortgages | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 146,690	£ 150,202	153,672
Retail mortgages | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(38)	(50)	(29)
Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 146,652	£ 150,152
Coverage ratio	0.00%	0.00%
Retail mortgages | Stage 1 | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 145,003	£ 145,958
Retail mortgages | Stage 1 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,649	4,194
Retail mortgages | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	146,690	150,202
Retail mortgages | Stage 1 | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	145,039	146,001
Retail mortgages | Stage 1 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,651	4,201
Retail mortgages | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(38)	(50)
Retail mortgages | Stage 1 | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (36)	£ (43)
Coverage ratio	0.00%	0.00%
Retail mortgages | Stage 1 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (2)	£ (7)
Coverage ratio	0.10%	0.20%
Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 19,596	£ 19,469	18,200
Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(62)	(105)	(73)
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 19,534	£ 19,364
Coverage ratio	0.30%	0.50%
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 19,446	£ 19,046
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	88	318
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	19,596	19,469
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	19,507	19,123
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	89	346
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(62)	(105)
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (61)	£ (77)
Coverage ratio	0.30%	0.40%
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (1)	£ (28)
Coverage ratio	1.10%	8.10%
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,962	£ 2,424	2,414
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(87)	(428)	(414)
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,875	£ 1,996
Coverage ratio	4.40%	17.70%
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,732	£ 1,700
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	143	296
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,962	2,424
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,793	1,812
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	169	612
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(87)	(428)
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (61)	£ (112)
Coverage ratio	3.40%	6.20%
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (26)	£ (316)
Coverage ratio	15.40%	51.60%
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0	0
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0	0
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 34,779	£ 34,221
Retail credit cards | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	38,086	37,707	37,617
Retail credit cards | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(3,307)	(3,486)	(3,033)
Retail credit cards | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 34,779	£ 34,221
Coverage ratio	8.70%	9.20%
Retail credit cards | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 15,030	£ 9,710
Retail credit cards | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	19,749	24,511
Retail credit cards | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	38,086	37,707
Retail credit cards | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	15,780	10,420
Retail credit cards | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	22,306	27,287
Retail credit cards | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(3,307)	(3,486)
Retail credit cards | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (750)	£ (710)
Coverage ratio	4.80%	6.80%
Retail credit cards | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (2,557)	£ (2,776)
Coverage ratio	11.50%	10.20%
Retail credit cards | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 31,126	£ 30,409	29,788
Retail credit cards | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(553)	(523)	(458)
Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 30,573	£ 29,886
Coverage ratio	1.80%	1.70%
Retail credit cards | Stage 1 | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 13,278	£ 7,983
Retail credit cards | Stage 1 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	17,295	21,903
Retail credit cards | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	31,126	30,409
Retail credit cards | Stage 1 | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	13,497	8,094
Retail credit cards | Stage 1 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	17,629	22,315
Retail credit cards | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(553)	(523)
Retail credit cards | Stage 1 | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (219)	£ (111)
Coverage ratio	1.60%	1.40%
Retail credit cards | Stage 1 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (334)	£ (412)
Coverage ratio	1.90%	1.80%
Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 5,017	£ 5,578	6,449
Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,247)	(1,630)	(1,620)
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 3,770	£ 3,948
Coverage ratio	24.90%	29.20%
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,624	£ 1,636
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,146	2,312
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5,017	5,578
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,064	2,128
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,953	3,450
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,247)	(1,630)
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (440)	£ (492)
Coverage ratio	21.30%	23.10%
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (807)	£ (1,138)
Coverage ratio	27.30%	33.00%
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,903	£ 1,720	1,380
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,507)	(1,333)	(955)
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 396	£ 387
Coverage ratio	79.20%	77.50%
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 88	£ 91
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	308	296
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,903	1,720
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	179	198
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,724	1,522
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,507)	(1,333)
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (91)	£ (107)
Coverage ratio	50.80%	54.00%
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (1,416)	£ (1,226)
Coverage ratio	82.10%	80.60%
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 40	£ 0	0
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0	0
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 40	£ 0
Coverage ratio	0.00%	0.00%
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 40	£ 0
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	40	0
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	40	0
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 13,808	£ 9,952
Retail other | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	14,218	10,305	15,658
Retail other | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(410)	(353)	(574)
Retail other | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 13,808	£ 9,952
Coverage ratio	2.90%	3.40%
Retail other | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 11,715	£ 8,031
Retail other | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,093	1,921
Retail other | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	14,218	10,305
Retail other | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	12,098	8,348
Retail other | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,120	1,957
Retail other | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(410)	(353)
Retail other | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (383)	£ (317)
Coverage ratio	3.20%	3.80%
Retail other | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (27)	£ (36)
Coverage ratio	1.30%	1.80%
Retail other | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 12,450	£ 8,469	13,470
Retail other | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(138)	(59)	(100)
Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 12,312	£ 8,410
Coverage ratio	1.10%	0.70%
Retail other | Stage 1 | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 10,471	£ 6,776
Retail other | Stage 1 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,841	1,634
Retail other | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	12,450	8,469
Retail other | Stage 1 | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	10,606	6,832
Retail other | Stage 1 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,844	1,637
Retail other | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(138)	(59)
Retail other | Stage 1 | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (135)	£ (56)
Coverage ratio	1.30%	0.80%
Retail other | Stage 1 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (3)	£ (3)
Coverage ratio	0.20%	0.20%
Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,373	£ 1,343	1,468
Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(111)	(118)	(166)
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,262	£ 1,225
Coverage ratio	8.10%	8.80%
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,108	£ 1,135
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	154	90
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,373	1,343
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,218	1,252
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	155	91
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(111)	(118)
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (110)	£ (117)
Coverage ratio	9.00%	9.30%
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (1)	£ (1)
Coverage ratio	0.60%	1.10%
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 378	£ 493	720
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(161)	(176)	(308)
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 217	£ 317
Coverage ratio	42.60%	35.70%
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 119	£ 120
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	98	197
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	378	493
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	257	264
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	121	229
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(161)	(176)
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (138)	£ (144)
Coverage ratio	53.70%	54.50%
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (23)	£ (32)
Coverage ratio	19.00%	14.00%
Retail other | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 17	£ 0	0
Retail other | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0	0
Retail other | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 17	£ 0
Coverage ratio	0.00%	0.00%
Retail other | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 17	£ 0
Retail other | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail other | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	17	0
Retail other | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	17	0
Retail other | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail other | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail other | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Retail other | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 129,625	£ 127,062
Corporate loans | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	130,791	128,361	131,281
Corporate loans | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,166)	(1,299)	(1,427)
Corporate loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 129,625	£ 127,062
Coverage ratio	0.90%	1.00%
Corporate loans | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 60,972	£ 63,871
Corporate loans | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	68,653	63,191
Corporate loans | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	130,791	128,361
Corporate loans | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	61,721	64,622
Corporate loans | Financial assets at amortised cost | Gross exposure | United Kingdom | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	13,100	15,200
Corporate loans | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	69,070	63,739
Corporate loans | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,166)	(1,299)
Corporate loans | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (749)	£ (751)
Coverage ratio	1.20%	1.20%
Corporate loans | Financial assets at amortised cost | Impairment allowance | United Kingdom | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (356)	£ (431)
Corporate loans | Financial assets at amortised cost | Impairment allowance | United Kingdom | CGU excluding Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.80%	0.60%
Corporate loans | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (417)	£ (548)
Coverage ratio	0.60%	0.90%
Corporate loans | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 116,508	£ 112,505	111,891
Corporate loans | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(209)	(287)	(461)
Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 116,299	£ 112,218
Coverage ratio	0.20%	0.30%
Corporate loans | Stage 1 | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 52,151	£ 54,066
Corporate loans | Stage 1 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	64,148	58,152
Corporate loans | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	116,508	112,505
Corporate loans | Stage 1 | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	52,284	54,257
Corporate loans | Stage 1 | Financial assets at amortised cost | Gross exposure | United Kingdom | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	8,900	9,800
Corporate loans | Stage 1 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	64,224	58,248
Corporate loans | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(209)	(287)
Corporate loans | Stage 1 | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (133)	£ (191)
Coverage ratio	0.30%	0.40%
Corporate loans | Stage 1 | Financial assets at amortised cost | Impairment allowance | United Kingdom | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (60)	£ (99)
Corporate loans | Stage 1 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (76)	£ (96)
Coverage ratio	0.10%	0.20%
Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 11,167	£ 13,302	16,818
Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(331)	(414)	(424)
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 10,836	£ 12,888
Coverage ratio	3.00%	3.10%
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 7,070	£ 8,459
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3,766	4,429
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	11,167	13,302
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	7,266	8,673
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | United Kingdom | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,800	4,100
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3,901	4,629
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(331)	(414)
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (196)	£ (214)
Coverage ratio	2.70%	2.50%
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | United Kingdom | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (60)	£ (81)
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (135)	£ (200)
Coverage ratio	3.50%	4.30%
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 3,116	£ 2,554	2,572
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(626)	(598)	(542)
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 2,490	£ 1,956
Coverage ratio	20.10%	23.40%
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,751	£ 1,346
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	739	610
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3,116	2,554
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,171	1,692
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	945	862
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(626)	(598)
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (420)	£ (346)
Coverage ratio	19.30%	20.40%
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (206)	£ (252)
Coverage ratio	21.80%	29.20%
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0	0
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0	£ 0
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | United Kingdom | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,500	£ 1,300
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | United Kingdom | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(236)	(251)
Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	68,210	56,749
Debt securities at amortised cost | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	68,233	56,776
Debt securities at amortised cost | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (23)	£ (27)
Coverage ratio	0.00%	0.00%
Debt securities at amortised cost | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 64,976	£ 52,858
Debt securities at amortised cost | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	64,988	52,869
Debt securities at amortised cost | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (12)	£ (11)
Coverage ratio	0.00%	0.00%
Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 3,234	£ 3,891
Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3,245	3,907
Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (11)	£ (16)
Coverage ratio	0.30%	0.40%
Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Off-balance sheet loan commitments and financial guarantee contracts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	431,718	398,804
Off-balance sheet loan commitments and financial guarantee contracts | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	432,157	399,308
Off-balance sheet loan commitments and financial guarantee contracts | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (439)	£ (504)
Coverage ratio	0.10%	0.10%
Off-balance sheet loan commitments and financial guarantee contracts | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 412,091	£ 373,890
Off-balance sheet loan commitments and financial guarantee contracts | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	412,255	374,063
Off-balance sheet loan commitments and financial guarantee contracts | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (164)	£ (173)
Coverage ratio	0.00%	0.00%
Off-balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 18,478	£ 23,921
Off-balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	18,728	24,208
Off-balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (250)	£ (287)
Coverage ratio	1.30%	1.20%
Off-balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,143	£ 993
Off-balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,168	1,037
Off-balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (25)	£ (44)
Coverage ratio	2.10%	4.20%
Off-balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 6	£ 0
Off-balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	6	0
Off-balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Other financial assets subject to impairment | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 204,200	£ 186,200
Other financial assets subject to impairment | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(156)	(151)
Other financial assets subject to impairment | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	202,700	185,400
Other financial assets subject to impairment | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(19)	(16)
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,300	600
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(7)	(2)
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	139	140
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (130)	£ (133)